Employee Benefits - Summary of Changes in the Balance of Plan Assets (Detail) - Plan assets [member] - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of net defined benefit liability (asset) [line items]
Initial balance	$ 2,378	$ 2,228	$ 2,158
Actual return on trust assets	213	40	65
Foreign exchange loss (gain)	86	4	7
Life annuities	65	107	61
Benefits paid	(136)	(1)	(63)
Acquisitions	698
Ending balance	$ 3,304	$ 2,378	$ 2,228